COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may become subject to legal proceedings, claims, and litigation arising in the ordinary course of business. When the Company becomes aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. In accordance with authoritative guidance, the Company records loss contingencies in its financial statements only for matters in which losses are probable and can be reasonably estimated. Where a range of loss can be reasonably estimated with no best estimate in the range, the Company records the minimum estimated liability. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the nature of the specific claim if the likelihood of a potential loss is reasonably possible, and the amount involved is material. The Company continuously assesses the potential liability related to the Company’s pending litigation and revises its estimates when additional information becomes available. The Company is not currently a party to any material legal proceedings, other than as described below.

On August 19, 2021, August 31, 2021, and October 7, 2021, three substantially identical securities class action lawsuits captioned Bibb v. Sesen Bio, Inc., et. al., Case No. 1:21-cv-07025, Cizek v. Sesen Bio, Inc., et. al., Case No. 1:21-cv-07309, and Markman v. Sesen Bio, Inc. et al., Case No. 1:21-cv-08308 were filed against the Company and certain of its officers in the US District Court for the Southern District of New York. The three complaints alleged violations of Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 promulgated thereunder based on statements made by the Company concerning its BLA for Vicineum for the treatment of BCG-unresponsive NMIBC. The three complaints sought compensatory damages and costs and expenses, including attorneys’ fees. On October 29, 2021, the court consolidated the three cases under the caption In re Sesen Bio, Inc. Securities Litigation, Master File No. 1:21-cv-07025-AKH (the “Securities Litigation”), and appointed Ryan Bibb, Rodney Samaan, Lionel Dreshaj and Benjamin Dreshaj (collectively, the “Lead Plaintiffs”) collectively as the lead plaintiffs under the Private Securities Litigation Reform Act. On November 1, 2021, two stockholders filed motions to reconsider asking the court to appoint a different lead plaintiff. On November 24, 2021, defendants filed a motion to transfer venue to the US District Court for the District of Massachusetts. That motion was fully briefed as of December 13, 2021, but the court has not ruled on that motion. On December 6, 2021, the Lead Plaintiffs filed an amended class action complaint (the “Amended Complaint”). The Amended Complaint alleges the same violations of Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 promulgated thereunder on the same theory as the prior complaints. The defendants moved to dismiss the Amended Complaint on March 7, 2022, and that motion was fully briefed on May 6, 2022. On June 3, 2022, before the court ruled on the motion to dismiss, the parties requested that the court hold any decision on the motion to dismiss in abeyance to provide the parties with an opportunity to engage in mediation. On June 30, 2022 and July 6, 2022, the Company and the plaintiffs engaged in mediation sessions in an attempt to resolve the Securities Litigation and continued to discuss a potential settlement over the following weeks. On July 19, 2022, the parties reached an agreement in principle to settle the Securities Litigation. Pursuant to that agreement, the Company and the individual defendants will pay or cause to be paid to members of the class who submit timely and valid proofs of claims. In exchange, the Lead Plaintiffs will dismiss the action and all class members who do not timely and validly opt-out of the settlement will provide broad customary releases to the Company and the individual defendants. On August 3, 2022, the parties entered into a Stipulation and Agreement of Settlement to settle the Securities Litigation, which was filed with the court on August 17, 2022. The Stipulation and Agreement of Settlement related to the Securities Litigation provides for a settlement payment of $21.0 million to the class and the dismissal of all claims against the Company and the other defendants. The settlement payment is being funded by the Company and its insurance carriers. On September 1, 2022, the US District Court for the Southern District of New York issued an order denying the motions to appoint a different lead plaintiff. On September 28, 2022, the court issued an order granting preliminary approval of the proposed settlement of the Securities Litigation. The court has set a final settlement approval hearing for January 23, 2023 at 10:00 a.m. local time.

On September 20, 2021 and September 24, 2021, two substantially similar derivative lawsuits captioned Myers v. Sesen Bio, Inc., et. al., Case No. 1:21-cv-11538 and D’Arcy v. Sesen Bio, Inc., et. al., Case No. 1:21-cv-11577 were filed against the Company’s board of directors and certain of its officers in the US District Court for the District of Massachusetts, with the Company named as nominal defendant. On January 12, 2022, a third derivative complaint captioned Tang v. Sesen Bio, Inc., et al., was filed in Superior Court in Massachusetts against the Company’s board of directors and certain of its officers (the “State Derivative Litigation”). The three derivative complaints allege breach of fiduciary duties, waste of corporate assets, and violations of federal securities laws based on statements made by the Company concerning its BLA for Vicineum for the treatment of BCG-unresponsive NMIBC. The D’Arcy complaint further alleges unjust enrichment, abuse of control, gross mismanagement and aiding and abetting thereof. The three derivative complaints seek unspecified damages, restitution and disgorgement of profits, benefits and compensation obtained by the defendants and costs and expenses, including attorneys’ fees. On October 18, 2021, the court consolidated the two federal court cases under the caption In re Sesen Bio, Inc. Derivative Litigation, Lead Case No. 1:21-cv-11538 (the “Federal Derivative Litigation”). On December 22, 2021, the court entered a joint stipulation among the parties to stay the Federal Derivative Litigation until after a ruling on any motion to dismiss filed by defendants in the Securities Litigation. On May 1, 2022, the plaintiffs filed a verified consolidated shareholder derivative complaint in the Federal Derivative Litigation. On May 18, 2022, the court entered a joint stipulation among the parties to stay the State Derivative Litigation until after a ruling on any motion to dismiss filed by defendants in the Securities Litigation. On July 6, 2022, the Company and the plaintiffs to the Federal Derivative Litigation and the State Derivative Litigation engaged in mediation in an attempt to resolve the litigation, with settlement discussions continuing over the following days. On July 19, 2002, the parties reached an agreement in principle to settle the Federal Derivative Litigation, the State Derivative Litigation and other potential related derivative claims (collectively, the “Derivative Litigation”). Pursuant to that agreement, the individual defendants will cause the Company to adopt certain enhancements to its corporate governance policies and procedures. In exchange, plaintiffs will dismiss the Derivative Litigation and, on behalf of the Company, provide broad customary releases to the individual defendants. On August 22, 2002, the parties entered into a Stipulation of Settlement to settle the Derivative Litigation, which was filed with the court on August 30, 2022. The Stipulation of Settlement related to the Derivative Litigation confirms that the Company previously adopted certain corporate governance enhancements in response to, among other things, the filing of the Derivative Litigation, and that, subject to final court approval, the Company will adopt additional corporate governance enhancements. The Stipulation of Settlement also provides for a $0.6 million payment for plaintiffs’ attorneys fees due to the benefits the corporate governance enhancements are intended to provide to the Company. The payment of plaintiffs’ attorneys fees is being funded by the Company. On September 2, 2022, the court issued an order granting preliminary approval of the Stipulation of Settlement related to the Derivative Litigation. The court has set a final settlement approval hearing for November 8, 2022 at 2:00 p.m. local time.

During the second quarter of 2022, the Company deemed the settlements of the Securities Litigation and the Derivative Litigation probable and amounts reasonably estimable and recorded $21.6 million to litigation related liability. During the third quarter of 2022, the Company paid $0.6 million to be held in escrow for the plaintiffs’ attorneys fees and $21.0 million remains as a litigation related liability as of September 30, 2022.

The Company, its board of directors and the individual defendants continue to deny all allegations of any wrongdoing but are seeking to settle the Securities Litigation and the Derivative Litigation to avoid the uncertainty, risk, expense and distraction of protracted litigation.

Subsequent to September 30, 2022, on October 21, 2022, the Company received two separate letters and on November 4, 2022, the Company received one letter from purported stockholders demanding that the Company amend the Registration Statement filed with the SEC on October 14, 2022 (the “Registration Statement”) to provide additional disclosures that such stockholders allege were improperly omitted from the Registration Statement, including information regarding the financial projections for Carisma, the financial analyses performed by the Company’s financial advisor in support of its fairness opinion, and the background and process leading to the execution of the Merger Agreement. The Company believes that these demands are without merit and intends to vigorously defend against them. See discussion in Note 19. “Subsequent Events.”

Executive Employment Agreements

The Company has entered into employment agreements or offer letters with certain of its key executives, providing for separation payments and benefits in certain circumstances, as defined in the agreements.

Termination Fees associated with the Anticipated Merger with Carisma

The Merger Agreement contains certain termination rights of each of the Company and Carisma. Upon termination of the Merger Agreement under specified circumstances, the Company may be required to pay Carisma a termination fee of $7.6 million and/or reimburse Carisma’s expenses up to a maximum of $1.75 million, and Carisma may be required to pay the Company a termination fee of $5.49 million and/or reimburse the Company expenses up to a maximum of $1.75 million. At this time, no assessment can be made as to the likely outcome or whether the outcome will be material to the Company

10. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may become subject to legal proceedings, claims, and litigation arising in the ordinary course of business. When the Company becomes aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. In accordance with authoritative guidance, the Company records loss contingencies in its financial statements only for matters in which losses are probable and can be reasonably estimated. Where a range of loss can be reasonably estimated with no best estimate in the range, the Company records the minimum estimated liability. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the nature of the specific claim if the likelihood of a potential loss is reasonably possible, and the amount involved is material. The Company continuously assesses the potential liability related to the Company’s pending litigation and revises its estimates when additional information becomes available. The Company is not currently a party to any material legal proceedings, other than as described below.

On August 19, 2021, August 31, 2021, and October 7, 2021, three substantially identical securities class action lawsuits captioned Bibb v. Sesen Bio, Inc., et. al., Case No. 1:21-cv-07025, Cizek v. Sesen Bio, Inc., et. al., Case No. 1:21-cv-07309, and Markman v. Sesen Bio, Inc. et al., Case No. 1:21-cv-08308 were filed against the Company and certain of its officers in the US District Court for the Southern District of New York. The three complaints allege violations of Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 promulgated thereunder based on statements made by the Company concerning its BLA for Vicineum for the treatment of BCG-unresponsive NMIBC. The three complaints seek compensatory damages and costs and expenses, including attorneys’ fees. On October 29, 2021, the court consolidated the three cases under the caption In re Sesen Bio, Inc. Securities Litigation, Master File No. 1:21-cv-07025-AKH (the “Securities Litigation”), and appointed Ryan Bibb, Rodney Samaan, Lionel Dreshaj and Benjamin Dreshaj (“Lead Plaintiffs”) collectively as the lead plaintiffs under the Private Securities Litigation Reform Act. On November 1, 2021, two stockholders filed motions to reconsider asking the court to appoint a different lead plaintiff. The court has not ruled on those motions at this time. On November 24, 2021, defendants filed a motion to transfer venue to the US District Court for the District of Massachusetts. That motion was fully briefed as of December 13, 2021, but the court has not yet ruled on that motion. On December 6, 2021, the Lead Plaintiffs filed an amended class action complaint (the “Amended Complaint”). The Amended Complaint alleges the same violations of Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 promulgated thereunder on the same theory as the prior complaints. Defendants’ response to the Amended Complaint is due to be filed on March 7, 2022.

On September 20, 2021 and September 24, 2021, two substantially similar derivative lawsuits captioned Myers v. Sesen Bio, Inc., et. al., Case No. 1:21-cv-11538 and D’Arcy v. Sesen Bio, Inc., et. al., Case No. 1:21-cv-11577 were filed against the Company’s board of directors and certain of its officers in the US District Court for the District of Massachusetts, with the Company named as a nominal defendant. On January 12, 2022, a third derivative complaint captioned Tang v. Sesen Bio, Inc., et al., was filed in Superior Court in Massachusetts against the Company’s board of directors and certain of its officers in the US District Court for the District of Massachusetts, with the Company named as nominal defendant, but no defendant has yet been served. The three derivative complaints allege breach of fiduciary duties, waste of corporate assets, and violations of federal securities laws based on statements made by the Company concerning its BLA for Vicineum for the treatment of BCG-unresponsive NMIBC. The D’Arcy complaint further alleges unjust enrichment, abuse of control, gross mismanagement and aiding and abetting thereof. The three derivative complaints seek unspecified damages, restitution and disgorgement of profits, benefits and compensation obtained by the defendants and costs and expenses, including attorneys’ fees. On October 18, 2021, the court consolidated the two federal cases under the caption In re Sesen Bio, Inc. Derivative Litigation, Lead Case No. 1:21-cv-11538 (the “Federal Derivative Litigation”). On December 22, 2021, the court entered a joint stipulation among the parties to stay the Federal Derivative Litigation until after a ruling on any motion to dismiss filed by defendants in the Securities Litigation. Defendants intend to seek a similar stay of the state court derivative litigation in the event any defendant is served.

The Company believes that these lawsuits are without merit and intends to vigorously defend against them. The lawsuits are in the early stages and, at this time, no assessment can be made as to the likely outcome or whether the outcome will be material to the Company.

Executive Employment Agreements

The Company has entered into employment agreements and offer letters with certain of its key executives, providing for separation payments and benefits in certain circumstances, as defined in the agreements.